Cullen Capital Management, LLC

Olympic Tower

645 Fifth Avenue

New York, NY 10022

January 6, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Cullen Funds Trust (the “Registrant”)
(File Nos. 333-33302 and 811-09871)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware Statutory Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive form of the prospectus dated December 15, 2015, with respect to the Cullen Enhanced Equity Income Fund (the “Fund”). The purpose of this filing is to submit the 497(c) filing dated December 15, 2015 in XBRL for the Fund.

Very truly yours,

/s/ Jeffrey T. Battaglia

Jeffrey T. Battaglia

Chief Operating Officer